CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2023
Cash And Cash Equivalents
SCHEDULE OF CASH AND CASH EQUIVALENTS

	2023 A$	2022 A$	2021 A$
Reconciliation of cash and cash equivalents

Cash at bank and on hand	7,851,197	11,731,325	20,902,282
Total cash and cash equivalents	7,851,197	11,731,325	20,902,282

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(11,750,923)	(7,130,998)	(7,077,619)
Tax credit	158,329	32,125	-
Loss for the year before income tax	(11,909,252)	(7,163,123)	(7,077,619)

Adjust for non-cash items and non-operational items
Amortization and depreciation expenses	380,409	343,427	265,748
Depreciation of right-of-use of assets	296,174	235,241	212,474
Impairment of receivables	280,725	564,161	-
Impairment of goodwill	1,845,000	-	-
Share-based payments expense	125,500	437,508	714,577
Inventory written-off	-	30,214	54,523
Finance costs	29,515	15,215	16,338
Finance income	(220,161)	(36,256)	(62,394)

Net foreign exchange (gains) / losses	(152,963)	(244,762)	9,755
	(9,325,053)	(5,818,375)	(5,866,598)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

11. CASH AND CASH EQUIVALENTS (cont.)

	2023 A$	2022 A$	2021 A$
Reconciliation of cash and cash equivalents (cont.)

Adjust for changes in assets and liabilities
Decrease / (Increase) in trade and other receivables	256,213	(1,889,124)	(284,971)
(Increase) / Decrease in other operating assets	(232,961)	16,493	(182,602)
Decrease / (Increase) in inventories	72,257	(351,437)	14,463
Decrease / (Increase) in other non-current assets	-	97,868	-
(Decrease) / Increase in trade and other payables	(432,361)	2,178,301	(14,991)
(Decrease) / Increase in provisions	(61,190)	106,818	38,770
Net cash flows used in operating activities	(9,723,095)	(5,659,456)	(6,295,928)
Financing facilities available
As at June 30, 2023, the following financing facilities had been nego- tiated and were available:
Total facilities
Credit cards	188,630	190,020	190,020
Facilities used as at reporting date
Credit cards	(16,029)	-	(9,511)
Facilities unused as at reporting date
Credit cards	172,601	190,020	180,509